Semiannual Report

Summit
Income
Funds

April 30, 1999


T. Rowe Price


REPORT HIGHLIGHTS

Summit Income Funds

o Interest rates rose during the six months, as the U.S. economy strengthened; money market funds generally outperformed bond funds as a result.

o Low expenses contributed to good returns for all the funds, and Summit Cash Reserves considerably exceeded its peer group average.

o Summit Limited-Term Bond Fund posted only modest results for the six-month period, but outpaced its peer group return over the past 12 months.

o Summit GNMA Fund's solid, above-average returns reflected relatively good performance in the mortgage market.

o Although we are proceeding cautiously considering the uncertainty in the bond markets, we anticipate a more stable environment for interest rates.


Fellow Shareholders

As of April 30, 1999, interest rates were still below their levels of one year ago. However, during the past six months, investor concerns about potentially inflationary economic growth pushed rates higher. As a result, bond funds generally fell behind money market funds during the semiannual period, a trend that held true for the Summit Income Funds.

MARKET ENVIRONMENT

     As has been the case for several quarters, domestic interest rates were caught in a tug-of-war between outstanding U.S. economic performance and weakness overseas. The continued struggles of the Asian and Latin American economies, combined with a slowdown in Europe, contributed to heightened global market volatility. On the other hand, waning global demand also depressed global inflation, which was a boon to U.S. consumers. Lower inflation boosted real income growth and helped spur increased spending on imports (and local products that compete with them), real estate, and other goods. Consumption has soared, so that the nation's saving rate has dropped to zero. With real gross domestic product growth accelerating to 6% in 1998's fourth quarter, and slowing only modestly so far in 1999, upward pressure on interest rates increased.

Interest Rate Levels-Line Chart

                  CC GNMA           5-Yr T-Note           90-Day T-Bill

4/30/98           6.76              5.72                  5.05
                  6.65              5.57                  5.09
                  6.59              5.50                  5.06

7/98              6.60              5.51                  5.07
                  6.33              5.07                  5.03
                  5.96              4.24                  4.38

10/98             6.25              4.22                  4.21
                  6.25              4.62                  4.58
                  6.26              4.59                  4.55

1/99              6.22              4.56                  4.47
                  6.70              5.11                  4.65
                  6.65              5.12                  4.47

4/30/99           6.68              5.15                  4.51

     The Federal Reserve has taken no action since cutting the federal funds target rate three times in the autumn of 1998. Despite the improving health of overseas economies, most are still too fragile to tolerate the global financial illiquidity that would result from a significant Fed tightening program. Although rates were marginally lower than they were a year ago, the recent increase was significant enough to diminish bond returns. Intermediate and longer-term rates rose more sharply than short-term instruments: while 90-day Treasury bill rates rose only 30 basis points since October 31, 1998 (100 basis points equal one percent), five-year Treasury yields spiked 93 basis points. The pattern created a significantly steeper yield curve.

     Money market securities performed best during the period, as rising rates help support higher yields on these instruments. The U.S. economic picture also renewed investor confidence in corporate securities, which had lagged Treasuries during the worst of the overseas turmoil. Mortgage-backed securities did well, despite a wave of refinancings that occurred after the rate cuts last autumn. The premium yields on mortgage securities typically help protect their prices from rising interest rates.

SUMMIT CASH RESERVES FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/99                           6 Months           12 Months
--------------------------------------------------------------------------------
Cash Reserves Fund                                  2.41%               5.13%
--------------------------------------------------------------------------------
Lipper Money Market
Funds Average                                       2.15                4.64
--------------------------------------------------------------------------------

     Your fund produced returns of 2.41% for the six months and 5.13% for the 12 months ended April 30. Dividends per share slipped modestly from October 31, yet overall results outpaced the Lipper Money Market Funds Average of 2.15% and 4.64% for the same periods. Low expenses greatly contributed to this superior performance. The fund's return placed it in the top 10% of the 331 funds in the above Lipper category for the one-year period ended April 30, 1999.*

     As interest rates shifted higher and the yield curve steepened, longer-maturity money market securities gained an appreciable yield advantage over shorter securities. This trend, coupled with our view that Fed policy would be stable, encouraged us to keep the fund's average maturity about 10 to 15 days longer than our peer group's average. Strategically, we emphasized purchases of securities with three- and six-month maturities. This represented a modest shift from an earlier "barbell" strategy that divided assets between one-month and one-year instruments. This restructuring will help us curtail trading activity around the turn of the millennium, as it limits our holdings in securities that would mature at that time.

* One-year returns placed 21st out of 316 funds in the fund's Lipper category; five-year returns were 19th out of 211 funds, and returns since inception on October 31, 1993, placed 19th out of 192 funds. Past performance cannot guarantee future results.

     An investor flight to quality during the last two months of 1998 was completely reversed by the end of April. Between last November and the end of April, the yield difference between a three-month Treasury bill and a three-month CD had narrowed from 66 to 33 basis points. Since these fluctuating yield differences were the result of gyrations in rates on Treasury bills rather than on the commercial paper and CDs owned by the fund, there was little reason to change the sector allocation much during the period. The mix of fixed and floating rate instruments also was virtually unchanged.

     Under commercial paper, overall exposure to the banking industry (which includes banking, insurance, and finance and credit issues as well as asset-backed securities issued or guaranteed by financial institutions) remained at just under 50% of assets. However, our certificate of deposit holdings shifted along with changes in readily available issue supply. Eurodollar CDs (those issued and traded in Europe) increased from 4% to 14% during the past six months, while Yankee CDs (foreign debt issued and traded in New York) decreased from 23% to 10%.

     We would expect to maintain our present maturity posture as long as the short-term yield curve remains upward sloping and the outlook for inflation remains favorable.


SUMMIT LIMITED-TERM BOND FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/99                           6 Months           12 Months
--------------------------------------------------------------------------------
Limited-Term Bond Fund                              0.64%               5.43%
--------------------------------------------------------------------------------
Lipper Short Intermediate
Investment-Grade
Debt Funds Average                                  1.07                5.23
--------------------------------------------------------------------------------

     Your fund posted a modest return of 0.64% for the past six months. Below-average fund expenses helped income to more than offset a share price decline. The fund's Lipper average turned in a 1.07% result. Although the fund gave back some of the relative advantage it gained during the previous six-month period, its 5.43% 12-month return still outpaced its peer group by 20 basis points. A low interest rate environment made it difficult to maintain consistent distributions although dividends per share slipped by only a penny.

     Interest rate movements explain the fund's modest underperformance since October 31. Although, as a matter of strategy, we do not attempt to adjust the portfolio in anticipation of interest rate shifts, those movements will influence results over short periods. With a weighted average maturity of
     3.9 years and an effective duration of 3.2 years, the fund has somewhat more interest rate sensitivity than the typical fund in its Lipper group. As a result, its price will rise more quickly when rates fall and fall more quickly when rates rise, as it did during the most recent six-month period.

     The fund's yield edged lower as the result of two factors. Short-term interest rates are lower than they were a year ago, and therefore coupon payments and the proceeds of maturing issues had to be reinvested at lower yields. In addition, we reduced the fund's exposure to corporate bonds, which tend to yield more than the mortgage-backed bonds and Treasuries that replaced them. Total corporate bond exposure declined from 56% to 44% during the period, while investments in Treasury obligations increased from 7% to 14%, and investments in AAA rated asset and mortgage-backed securities also increased.

     The decision to reduce corporate bonds was defensive. Recent economic strength has created a renewed sense of investor confidence in-and demand for-the short-term debt of corporations in all rating categories. As a result, the amount of added yield we could receive from holding a typical corporate bond, compared with an ultra-safe Treasury, fell to levels not seen since before the financial crisis of August 1998. At these levels, the risk/return profile of corporate bonds appears less attractive. Heavy new issuance of corporate bonds, coupled with the favorable outlook of corporate bond investors (overly optimistic, in our view), serves to heighten the risk of underperformance in the sector. We believe Treasuries, mortgage-backed issues, and asset-backed issues will provide the fund with considerably higher credit quality with only minimal loss in income.


Quality Diversification-Pie Chart
--------------------------------------------------------------------------------

AAA               AA                A                BBB               BB

44                14                20               21                1


     With 78% of assets invested in securities rated single A or better, the fund's overall credit quality remains solidly in AA territory. In fact, average quality rose slightly during the period, from AA- to AA. During this period of market uncertainty, we believe a higher-quality portfolio, combined with broad diversification across sectors, will result in solid performance within the fund's peer group in almost any environment.


SUMMIT GNMA FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/99                           6 Months           12 Months
--------------------------------------------------------------------------------
GNMA Fund                                           1.72%               5.55%
--------------------------------------------------------------------------------
Lipper GNMA Funds Average                           1.69                5.26
--------------------------------------------------------------------------------

     Your fund continued to exceed the Lipper GNMA Funds Average for the past six and 12 months. At 1.72% and 5.55%, it outperformed the peer group's 1.69% and 5.26% gains, respectively, over those periods. Income accounted for all of these gains, as the fund's price per share was down $0.14 over the last six months to $9.73. Dividends per share for both periods decreased by one penny, reflecting the loss of the fund's higher-coupon issues during a period of refinancings. As these returns suggest, the higher rate environment of the last six months was better for the mortgage market than for other bond categories. While Treasury yields climbed by anywhere from 20 to nearly 100 basis points since October, 30-year mortgage rates rose only about 10 basis points, resulting in smaller price losses and allowing your fund to outperform comparable maturity Treasury funds.

     A sharp drop in interest rates beginning last fall spurred heavy refinancings in the mortgage market. The trend peaked in February before rates began to rise again this year. (Prepayments can negatively affect total return when homeowners refinance their high-rate mortgages, causing premium-priced mortgage-backed bonds to be cashed out at par. In that case, the premium and the higher yield are lost.) Fortunately, the fund suffered only slightly as many of its mortgage holdings have added protection against prepayments. These securities include project loans and collateralized mortgage obligations (CMOs), which have features that minimize early prepayments. The threat of refinancing is now largely behind us; mortgage rates would have to drop substantially to ignite another refinancing wave. As interest rates rose toward the end of the period, your fund's longer duration compared with its Lipper category caused it to lag its peer group average modestly. (Duration is a measure of sensitivity to interest rates. The higher a fund's duration, the greater its reaction to rate changes.) We therefore took steps to improve the fund's liquidity and to reduce duration from the very long posture of last year. Going forward, we expect to continue managing the risk from changing interest rates as we look for new opportunities to increase overall return.

OUTLOOK

     The Fed recently expressed concern over the pace of U.S. economic growth, suggesting a possible bias toward tighter future monetary policy. While rates may yet rise a bit more, much of the damage has already occurred. Furthermore, given the lingering global economic weakness, the U.S. economy should finally slow from its torrid pace of the last two quarters, and inflation is likely to remain subdued. We consider it likely that, by the end of this year, rates could drift lower again. In this environment, we look for our funds to perform in line with their long-term averages.

Respectfully submitted,

Edward A. Wiese
President

May 21, 1999


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------


Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS
                                                    10/31/98      4/30/99
Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Price Per Share                                      $  1.00      $  1.00
--------------------------------------------------------------------------------

Dividends Per Share
--------------------------------------------------------------------------------
  For 6 months                                         0.026        0.024
  ------------------------------------------------------------------------------
  For 12 months                                        0.052        0.050
  ------------------------------------------------------------------------------

Dividend Yield (7-Day Compound) *                       5.16%        4.70%
--------------------------------------------------------------------------------

Weighted Average Maturity (days)                          81           74
--------------------------------------------------------------------------------

Weighted Average Quality **                       First Tier   First Tier
--------------------------------------------------------------------------------


Summit Limited-Term Bond Fund
--------------------------------------------------------------------------------

Price Per Share                                      $  4.69      $  4.59
--------------------------------------------------------------------------------

Dividends Per Share
--------------------------------------------------------------------------------
  For 6 months                                          0.14         0.13
  ------------------------------------------------------------------------------
  For 12 months                                         0.28         0.27
  ------------------------------------------------------------------------------

Dividend Yield *
--------------------------------------------------------------------------------
  For 6 months                                          5.88%        5.71%
  ------------------------------------------------------------------------------
  For 12 months                                         6.15         5.91
  ------------------------------------------------------------------------------

30-Day Standardized Yield                               5.31         5.53
--------------------------------------------------------------------------------

Weighted Average Maturity (years)                        4.0          3.9
--------------------------------------------------------------------------------

Weighted Average Effective Duration (years)              3.1          3.2
--------------------------------------------------------------------------------

Weighted Average Quality ***                             AA-           AA
--------------------------------------------------------------------------------

(continued on next page)


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS
                                                    10/31/98      4/30/99
Summit GNMA Fund
--------------------------------------------------------------------------------

Price Per Share                                      $  9.87      $  9.73
--------------------------------------------------------------------------------

Dividends Per Share
--------------------------------------------------------------------------------
  For 6 months                                          0.32         0.31
  ------------------------------------------------------------------------------
  For 12 months                                         0.64         0.63
  ------------------------------------------------------------------------------

Dividend Yield *
--------------------------------------------------------------------------------
  For 6 months                                          6.40%        6.44%
  ------------------------------------------------------------------------------
  For 12 months                                         6.68         6.58
  ------------------------------------------------------------------------------

30-Day Standardized Yield                               5.83         5.98
--------------------------------------------------------------------------------

Weighted Average Maturity (years)                        8.0          7.5
--------------------------------------------------------------------------------

Weighted Average Effective Duration (years)              3.1          4.0
--------------------------------------------------------------------------------

Weighted Average Quality ***                             AAA          AAA
--------------------------------------------------------------------------------


* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value per share at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

***  Based on T. Rowe Price research.


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/98      4/30/99
Summit Cash Reserves Fund
--------------------------------------------------------------------------------

U.S. Negotiable Bank Notes                                 6%           7%
--------------------------------------------------------------------------------
Certificates of Deposit                                   32           28
--------------------------------------------------------------------------------
  Domestic Negotiable CDs                                  5            4
  ------------------------------------------------------------------------------
  Eurodollar Negotiable CDs                                4           14
  ------------------------------------------------------------------------------
  U.S. Dollar-Denominated Foreign Negotiable CDs          23           10
  ------------------------------------------------------------------------------
Commercial Paper and Medium-Term Notes                    62           63
--------------------------------------------------------------------------------
  Asset-Backed                                            24           19
  ------------------------------------------------------------------------------
  Banking                                                 11           13
  ------------------------------------------------------------------------------
  Insurance                                                4            8
  ------------------------------------------------------------------------------
  Finance and Credit                                       3            5
  ------------------------------------------------------------------------------
  Asset-Backed Structured Notes                            5            4
  ------------------------------------------------------------------------------
  All Other                                               15           14
  ------------------------------------------------------------------------------
Foreign Government and Municipalities                      1            1
--------------------------------------------------------------------------------
Other Assets Less Liabilities                             -1            1
--------------------------------------------------------------------------------
Total                                                    100%         100%

Fixed Rate Obligations                                    86           85
--------------------------------------------------------------------------------
Floating Rate Instruments                                 14           15
--------------------------------------------------------------------------------

(continued on next page)


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/98      4/30/99

Summit Limited-Term Bond Fund
--------------------------------------------------------------------------------

Corporate Bonds and Notes                                 56%          44%
--------------------------------------------------------------------------------
Consumer Products and Services                            10           11
  ------------------------------------------------------------------------------
  Banking and Finance                                     13            9
  ------------------------------------------------------------------------------
  Industrial                                              12            9
  ------------------------------------------------------------------------------
  Utilities                                               11            8
  ------------------------------------------------------------------------------
  Media and Communications                                 3            3
  ------------------------------------------------------------------------------
  All Other                                                7            4
  ------------------------------------------------------------------------------
Asset-Backed Securities                                   10           12
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                14           17
--------------------------------------------------------------------------------
U.S. Government Obligations                               15           22
--------------------------------------------------------------------------------
  U.S. Treasuries                                          7           14
  ------------------------------------------------------------------------------
  Government Agency Obligations                            8            8
  ------------------------------------------------------------------------------
Money Market Funds*                                        9            5
--------------------------------------------------------------------------------
Other Assets Less Liabilities                             -4         --
--------------------------------------------------------------------------------
Total                                                    100%         100%
--------------------------------------------------------------------------------

Summit GNMA Fund
--------------------------------------------------------------------------------

GNMA                                                      81%          91%
--------------------------------------------------------------------------------
U.S. Government Agencies                                  13            8
--------------------------------------------------------------------------------
Asset-Backed Securities                                    4            3
--------------------------------------------------------------------------------
Agency-Backed STRIPS                                       2            1
--------------------------------------------------------------------------------
Money Market Funds*                                        4            8
--------------------------------------------------------------------------------
Other Assets Less Liabilities                             -4          -11
--------------------------------------------------------------------------------
Total                                                    100%         100%
--------------------------------------------------------------------------------

*See note at end of financial statements.


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

     These charts show the value of a hypothetical $25,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Summit Cash Reserves-SEC Graph
                                           Lipper              SCR

10/29/93                                   25,000              25,000
4/94                                       25,335              25,372
4/95                                       26,490              26,617
4/96                                       27,872              28.088
4/97                                       29,226              29,538
4/98                                       30,710              31,133
4/30/99                                    32,172              32,731

Summit Limited-Term Bond Fund-SEC Graph

                         Merrill           Lipper              SLT

10/29/93                 25,000            25,000              25,000
4/94                     24,646            24,332              24,456
4/95                     26,153            25,588              25,619
4/96                     28,097            27,450              27,046
4/97                     29,847            29,118              28,619
4/98                     32,199            31,370              30,920
4/30/99                  34,237            32,981              32,599


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Summit GNMA Fund-SEC Graph

                         Salomon           Lipper              SGM

10/29/93                 25,000            25,000              25,000
4/94                     24,463            24,235              24,630
4/95                     26,495            25,910              26,425
4/96                     28,840            27,985              28,503
4/97                     31,168            29,938              30,475
4/98                     34,238            32,858              33,723
4/30/99                  36,358            34,628              35,593


Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                                 Since    Inception
4/30/99                  1 Year    3 Years    5 Years     Inception         Date
--------------------------------------------------------------------------------

Summit Cash
Reserves Fund             5.13%      5.23%      5.23%         5.02%     10/29/93
--------------------------------------------------------------------------------
Summit Limited-Term
Bond Fund                 5.43       6.42       5.92          4.94      10/29/93
--------------------------------------------------------------------------------
Summit GNMA Fund          5.55       7.69       7.64          6.63      10/29/93
--------------------------------------------------------------------------------

     Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period

                      6 Months      Year                                10/29/93
                         Ended     Ended                                 Through
                       4/30/99  10/31/98  10/31/97  10/31/96  10/31/95  10/31/94

NET ASSET VALUE
Beginning of
  period                $1.000    $1.000    $1.000    $1.000    $1.000    $1.000

Investment activities
  Net investment
  income                0.024      0.052     0.052     0.051     0.055     0.035

Distributions
  Net investment
  income               (0.024)    (0.052)   (0.052)   (0.051)   (0.055)  (0.035)
                       ---------------------------------------------------------

NET ASSET VALUE
End of period          $1.000     $1.000    $1.000    $1.000    $1.000    $1.000
                       =========================================================


Ratios/Supplemental Data

Total return(*)         2.41%      5.35%     5.33%     5.23%     5.68%    3.60%
--------------------------------------------------------------------------------
Ratio of total
  expenses to
  average net assets    0.45%!     0.45%     0.45%     0.45%     0.45%    0.45%!
--------------------------------------------------------------------------------
Ratio of net
  investment income
  to average net
  assets                4.79%!     5.24%     5.18%     5.09%     5.55%    4.03%!
--------------------------------------------------------------------------------

Net assets, end of
  period (in
  millions)            $2,162     $1,885    $1,303      $742     $433     $187
--------------------------------------------------------------------------------






(*) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Limited-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period

                     6 Months      Year                                 10/29/93
                        Ended     Ended                                  Through
                      4/30/99  10/31/98  10/31/97  10/31/96  10/31/95   10/31/94

NET ASSET VALUE
Beginning of
  period               $4.69      $4.61     $4.60     $4.65     $4.64     $5.00
                     -----------------------------------------------------------
Investment activities
  Net investment
  income                0.13       0.28      0.29      0.30      0.32      0.33
  Net realized and
  unrealized
  gain (loss)          (0.10)      0.08      0.01     (0.05)     0.01     (0.36)
                     -----------------------------------------------------------

  Total from
  investment
  activities            0.03       0.36      0.30      0.25      0.33     (0.03)
                     -----------------------------------------------------------

Distributions
  Net investment
  income               (0.13)     (0.28)    (0.28)    (0.29)    (0.31)    (0.33)
  Tax return
  of capital               -          -     (0.01)    (0.01)    (0.01)        -
                     -----------------------------------------------------------

  Total distributions  (0.13)     (0.28)    (0.29)    (0.30)    (0.32)    (0.33)
                     -----------------------------------------------------------

NET ASSET VALUE
End of period          $4.59      $4.69     $4.61     $4.60     $4.65     $4.64
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return(*)         0.64%      7.97%     6.73%     5.48%     7.36%   (0.71)%
--------------------------------------------------------------------------------
Ratio of total
expenses to
average net assets      0.55%!     0.55%     0.55%     0.55%     0.55%    0.55%!
--------------------------------------------------------------------------------
Ratio of net
investment income
to average
net assets              5.60%!     5.96%     6.28%     6.43%     6.85%    6.98%!
--------------------------------------------------------------------------------
Portfolio turnover
rate                   45.0%!     52.0%     74.5%    116.1%     84.3%    296.0%!
--------------------------------------------------------------------------------
Net assets, end
of period
(in thousands)        $54,316   $40,904   $29,620   $25,984   $27,004    $21,116
--------------------------------------------------------------------------------

(*) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights              For a share outstanding throughout each period

                     6 Months      Year                                 10/29/93
                        Ended     Ended                                  Through
                      4/30/99  10/31/98  10/31/97  10/31/96  10/31/95   10/31/94

NET ASSET VALUE
Beginning of period     $9.87     $9.83     $9.65     $9.81     $9.15    $10.00
                     -----------------------------------------------------------

Investment activities
  Net investment
  income                 0.31      0.64      0.67     0.67       0.70      0.69
  Net realized
  and unrealized
  gain (loss)           (0.14)     0.04      0.18    (0.16)      0.66     (0.85)
                     -----------------------------------------------------------

  Total from
  investment
  activities             0.17      0.68      0.85     0.51       1.36     (0.16)
                     -----------------------------------------------------------

Distributions
  Net investment
  income                (0.31)    (0.64)    (0.64)   (0.62)     (0.67)    (0.69)
  Tax return
  of capital                -         -     (0.03)   (0.05)     (0.03)        -
                     -----------------------------------------------------------

  Total distributions   (0.31)    (0.64)    (0.67)   (0.67)     (0.70)    (0.69)
                     -----------------------------------------------------------

NET ASSET VALUE
End of period           $9.73     $9.87     $9.83    $9.65      $9.81      $9.15
                     -----------------------------------------------------------


Ratios/Supplemental Data

Total return(*)         1.72%     7.10%     9.17%    5.47%     15.43%    (1.67)%
--------------------------------------------------------------------------------
Ratio of total
expenses to
average net assets      0.60%!    0.60%     0.60%    0.60%      0.60%     0.60%!
--------------------------------------------------------------------------------
Ratio of net
investment
income to average
net assets              6.31%!    6.47%     6.91%    6.99%      7.40%     7.31%!
--------------------------------------------------------------------------------
Portfolio turnover
rate                   107.9%!    83.8%    111.8%   136.1%     173.8%     61.5%!
--------------------------------------------------------------------------------
Net assets,
end of period
(in thousands)        $59,659   $46,571   $29,530  $24,718    $22,777    $17,184
--------------------------------------------------------------------------------

(*) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                              In thousands

BANK NOTES  5.5%

Bank of New York
    5.70%, 5/26/99                                   $   10,000   $   10,000
    ----------------------------------------------------------------------------
    5.75%, 5/14/99                                       25,000       24,999
    ----------------------------------------------------------------------------
FCC National Bank
    5.05%, 12/24/99                                      29,750       29,750
    ----------------------------------------------------------------------------
    5.68%, 6/3/99                                        10,000        9,999
    ----------------------------------------------------------------------------
First Union National Bank, 5.03%, 5/19/99                20,000       19,998
--------------------------------------------------------------------------------
Nationsbank N.A., 5 33%, 9/13/99                         10,000       10,014
--------------------------------------------------------------------------------
PNC Bank, VR, 4.949%, 5/13/99                            15,000       15,000
--------------------------------------------------------------------------------
Total Bank Notes (Cost  $119,760)                                    119,760
                                                                  -----------

BANKERS' ACCEPTANCES  1.4%

Regions Bank
    4.80%, 5/17/99                                        1,500        1,497
    ----------------------------------------------------------------------------
    4.85%, 6/16 - 6/30/99                                 3,000        2,978
    ----------------------------------------------------------------------------
    5.30%, 9/10/99                                       25,000       25,000
    ----------------------------------------------------------------------------
Total Bankers' Acceptances (Cost  $29,475)                            29,475


CERTIFICATES OF DEPOSIT  27.2%

ABN AMRO
    4.99%, 11/18/99                                      25,000       24,998
    ----------------------------------------------------------------------------
    5.50%, 9/2/99                                         4,300        4,307
--------------------------------------------------------------------------------
Bank of Austria, 5.01%, 12/22/99                         10,000       10,001
--------------------------------------------------------------------------------
Bank of Scotland, (London), 5.05%, 6/4/99                30,000       30,000
--------------------------------------------------------------------------------
Banque National de Paris, 5.00%, 7/6/99                  15,000       15,002
--------------------------------------------------------------------------------
Banque Paribas, 4.94%, 8/9/99                            25,000       25,001
--------------------------------------------------------------------------------
Barclays Bank PLC, VR, 4.797%, 5/4/99                    10,000        9,999
--------------------------------------------------------------------------------
Bayerische Landesbank
    4.845%, 7/22/99                                      10,000        9,997
    ----------------------------------------------------------------------------
    5.645%, 7/22/99                                       5,000        5,007
    ----------------------------------------------------------------------------
    5.65%, 7/23/99                                       15,000       14,997
    ----------------------------------------------------------------------------
    5.70%, 5/21/99                                       10,000       10,003
--------------------------------------------------------------------------------
Bayerische Vereinsbank, 4.91%, 7/7/99                     6,600        6,600
--------------------------------------------------------------------------------

Chase Manhattan Bank
    5.685%, 8/3/99                                   $   10,000   $    9,998
    ----------------------------------------------------------------------------
    5.73%, 5/17/99                                        3,000        3,000
--------------------------------------------------------------------------------
Den Danske Bank A/S, 4.86%, 7/19/99                      25,000       25,000
--------------------------------------------------------------------------------
Deutsche Bank AG, (London)
    4.88%, 8/2/99                                         7,000        7,000
    ----------------------------------------------------------------------------
    4.96%, 9/30/99                                       25,000       25,001
    ----------------------------------------------------------------------------
Fleet National Bank, VR, 4.971%, 6/9/99                  15,000       14,996
--------------------------------------------------------------------------------
Halifax
    5.02%, 11/18/99                                      10,000       10,000
    ----------------------------------------------------------------------------
    5.14%, 12/6/99                                       45,000       45,023
--------------------------------------------------------------------------------
International Lease Finance, 5.20%, 7/15/99              16,000       16,007
--------------------------------------------------------------------------------
Internationale Nederlanden Bank, N.V., 4.91%, 5/28/99    10,000       10,000
--------------------------------------------------------------------------------
Key Bank, VR, 4.854%, 5/28/99                            15,000       14,997
--------------------------------------------------------------------------------
Landsbank Baden Wurttemberg, 4.99%, 8/18/99              55,000       55,004
--------------------------------------------------------------------------------
National Bank of Canada, 5.80%, 5/12/99                  10,000       10,000
--------------------------------------------------------------------------------
Nationsbank
    4.87%, 10/6/99                                        4,000        3,999
    ----------------------------------------------------------------------------
    5.15%, 7/12/99                                       10,000       10,003
--------------------------------------------------------------------------------
Nordeutsche Landesbank, (London), 4.92%, 10/25/99        20,000       20,002
--------------------------------------------------------------------------------
Regions Bank of Alabama, 4.86%, 5/12/99                   1,000          998
--------------------------------------------------------------------------------
Royal Bank of Canada, 5.60%, 8/23/99                     30,000       30,058
--------------------------------------------------------------------------------
Societe Generale
    4.95%, 10/8/99                                       10,000        9,995
    ----------------------------------------------------------------------------
    5.785%, 5/12/99                                       5,000        5,000
--------------------------------------------------------------------------------
Svenska Handelsbanken
    4.96%, 10/8/99                                       25,000       25,003
    ----------------------------------------------------------------------------
    5.665%, 8/9/99                                        1,000        1,002
    ----------------------------------------------------------------------------
    5.74%, 6/1/99                                        10,000        9,999
--------------------------------------------------------------------------------
Swiss Bank
    5.68%, 6/4/99                                         3,000        3,002
    ----------------------------------------------------------------------------
    5.69%, 6/3/99                                        10,000        9,999
--------------------------------------------------------------------------------
Toronto Dominion, 5 64%, 7/14/99                          3,000        3,004
--------------------------------------------------------------------------------
Union Bank of California, 5.05%, 12/13/99                24,700       24,700
--------------------------------------------------------------------------------
Westdeutsche Landesbank, (London), 4.96%, 7/13/99        20,000       20,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost  $588,702)                       588,702
                                                                  --------------

COMMERCIAL PAPER  48.9%

Abbey National N.A.
    4.75%, 8/2/99                                    $   50,000   $   49,386
    ----------------------------------------------------------------------------
    4.80%, 8/9/99                                         6,000        5,920
--------------------------------------------------------------------------------
Allied Signal, 4(2), 4.85%, 5/24/99                       4,000        3,988
--------------------------------------------------------------------------------
American Express, 4 82%, 6/8/99                             850          846
--------------------------------------------------------------------------------
American Home Products, 4(2), 4.78%, 5/5/99               1,000          999
--------------------------------------------------------------------------------
American Petrofina Holding, 4.80%, 6/17/99               25,000       24,843
--------------------------------------------------------------------------------
AON
    4.83%, 5/13/99                                        2,000        1,997
    ----------------------------------------------------------------------------
    4.89%, 5/11/99                                        5,200        5,193
--------------------------------------------------------------------------------
Asset Securitization Cooperative
  4(2)
    4.80%, 6/1/99                                        10,000        9,959
    ----------------------------------------------------------------------------
    4.83%, 5/14/99                                        1,670        1,667
--------------------------------------------------------------------------------
Beta Finance, 4(2), 4.85%, 9/13/99                        3,800        3,731
--------------------------------------------------------------------------------
Bl North America, 4 83%, 5/14/99                         15,000       14,974
--------------------------------------------------------------------------------
British Columbia (Province of), 4.80%, 8/4/99             4,000        3,949
--------------------------------------------------------------------------------
Caisse D Amortissement, 4.80%, 12/23/99                   8,800        8,523
--------------------------------------------------------------------------------
California Pollution Control, 4.91%, 6/9/99               2,500        2,500
--------------------------------------------------------------------------------
Coca Cola
    4.83%, 6/7/99                                        32,000       31,841
    ----------------------------------------------------------------------------
    4.85%, 5/19/99                                        9,600        9,577
--------------------------------------------------------------------------------
Commonwealth Bank of Australia
    4.75%, 7/27/99                                        9,333        9,226
    ----------------------------------------------------------------------------
    4.80%, 8/10/99                                       10,000        9,865
--------------------------------------------------------------------------------
Corporate Asset Funding, 4(2), 4.80%, 6/2/99             29,050       28,926
--------------------------------------------------------------------------------
Countrywide Funding, 4.93%, 5/3/99                       10,000        9,997
--------------------------------------------------------------------------------
Countrywide Home Loans, 4.82%, 5/27/99                    8,259        8,230
--------------------------------------------------------------------------------
Credit Suisse First Boston, 4.895%, 11/17/99             10,700       10,409
--------------------------------------------------------------------------------
Cregem N.A., 4.75%, 7/9 - 7/27/99                        54,500       53,933
--------------------------------------------------------------------------------
Delaware Funding
  4(2)
    4.80%, 5/21/99                                        5,000        4,987
    ----------------------------------------------------------------------------
    4.81%, 5/19 - 6/16/99                                11,414       11,361
--------------------------------------------------------------------------------
Dover Funding, 4(2), 4.80%, 5/20/99                      25,000       24,937
--------------------------------------------------------------------------------
Dresdner U.S. Finance, 4.82%, 8/9/99                     13,628       13,446
--------------------------------------------------------------------------------
Du Pont Ei De Nemours, 7.50%, 6/11/99                $    4,308   $    4,319
--------------------------------------------------------------------------------
Duke Energy, 4.90%, 5/3/99                                  994          994
--------------------------------------------------------------------------------
Duke University, 4.85%, 7/14/99                           6,500        6,435
--------------------------------------------------------------------------------
Falcon Asset Securitization
  4(2)
    4.80%, 5/7/99                                        16,900       16,886
    ----------------------------------------------------------------------------
    4.82%, 5/26 - 6/18/99                                50,580       50,370
--------------------------------------------------------------------------------
FCAR Owner Trust, 4 80%, 5/4/99                           8,000        7,997
--------------------------------------------------------------------------------
Ford Motor Credit
    4.80%, 5/6 - 5/10/99                                  6,215        6,209
    ----------------------------------------------------------------------------
    4.82%, 5/21/99                                        2,000        1,995
--------------------------------------------------------------------------------
General Electric Capital
    4.78%, 6/25/99                                        5,387        5,348
    ----------------------------------------------------------------------------
    4.80%, 5/5 - 5/18/99                                 20,800       20,771
    ----------------------------------------------------------------------------
    4.82%, 5/6/99                                         1,108        1,107
--------------------------------------------------------------------------------
Generale Bank, 4.84%, 5/11/99                             8,237        8,226
--------------------------------------------------------------------------------
Gillette, 5.00%, 5/3/99                                   3,656        3,655
--------------------------------------------------------------------------------
Glaxo Wellcome PLC, 4(2), 4.80%, 5/18/99                  1,300        1,297
--------------------------------------------------------------------------------
Golden Funding
    4.85%, 6/24/99                                        6,600        6,552
    ----------------------------------------------------------------------------
    4.87%, 5/21/99                                       24,000       23,935
--------------------------------------------------------------------------------
International Lease Finance, 4.80%, 6/18/99                 800          795
--------------------------------------------------------------------------------
KFW International, 4.91%, 5/3/99                          5,025        5,024
--------------------------------------------------------------------------------
LGE&E Energy Systems, 4.83%, 9/13 - 10/6/99              44,254       43,391
--------------------------------------------------------------------------------
Market Street Funding
    4.86%, 6/8 - 6/10/99                                 49,650       49,390
    ----------------------------------------------------------------------------
    4.88%, 5/6/99                                        21,000       20,986
--------------------------------------------------------------------------------
Merita North America, 4.83%, 7/13/99                      5,000        4,951
--------------------------------------------------------------------------------
Merrill Lynch, 4.82%, 5/7/99                             30,000       29,976
--------------------------------------------------------------------------------
Metlife Funding, 4.84%, 5/6/99                           17,149       17,137
--------------------------------------------------------------------------------
National City Credit, 4.81%, 6/29/99                     30,000       29,763
--------------------------------------------------------------------------------
New York Life Capital, 4.75%, 5/13/99                    23,000       22,964
--------------------------------------------------------------------------------
Nordbanken North America
    4.82%, 8/10/99                                       20,000       19,730
    ----------------------------------------------------------------------------
    4.84%, 8/9/99                                        20,000       19,731
--------------------------------------------------------------------------------
Oesterreichische, 4 80%, 9/22/99                          3,155        3,094
--------------------------------------------------------------------------------
Park Avenue Recreation
    4.81%, 6/3/99                                    $    1,450   $    1,444
    ----------------------------------------------------------------------------
    4.82%, 5/17 - 6/24/99                                24,425       24,345
    ----------------------------------------------------------------------------
    4.86%, 5/13/99                                        1,250        1,248
    ----------------------------------------------------------------------------
    4.87%, 5/25/99                                        5,387        5,370
    ----------------------------------------------------------------------------
Petrofina, 4.80%, 5/7/99                                  5,000        4,996
--------------------------------------------------------------------------------
Pheller Financial, 4.88%, 8/9/99                         25,000       24,661
--------------------------------------------------------------------------------
Port of Corpus Christi Authority, 4.93%, 5/3/99          25,000       25,000
--------------------------------------------------------------------------------
Preferred Receivables Funding, 4.81%, 6/9 - 6/22/99      44,900       44,632
--------------------------------------------------------------------------------
Repeat Offering
    4.80%, 7/16/99                                       10,000        9,898
    ----------------------------------------------------------------------------
    4.82%, 7/27/99                                       13,300       13,145
    ----------------------------------------------------------------------------
    4.85%, 7/13/99                                       20,000       19,803
    ----------------------------------------------------------------------------
    4.87%, 5/28/99                                        5,000        4,982
    ----------------------------------------------------------------------------
    4.89%, 5/28/99                                       15,072       15,017
    ----------------------------------------------------------------------------
Repsol International Financial, 4.75%, 7/27/99           10,000        9,885
--------------------------------------------------------------------------------
Safeco, 4(2), 4.84%, 6/25/99                             19,800       19,654
--------------------------------------------------------------------------------
Safeco Credit, 4.84%, 6/23/99                            11,900       11,815
--------------------------------------------------------------------------------
Sand Dollar Funding
    4.81%, 6/15/99                                       14,933       14,843
    ----------------------------------------------------------------------------
    4.89%, 5/4/99                                         4,000        3,999
--------------------------------------------------------------------------------
Statoil (Den Norske Stats Oljeselskap), 4.83%, 5/3/99     3,528        3,527
--------------------------------------------------------------------------------
Yale University, 4.88%, 6/10/99                           1,300        1,293
--------------------------------------------------------------------------------
Total Commercial Paper (Cost  $1,057,795)                          1,057,795
                                                                  --------------


MEDIUM-TERM NOTES  13.9%

Abbey National Treasury Services, 5.645%, 6/1/99         10,000        9,999
--------------------------------------------------------------------------------
Associates Corporation of North America, 6.75%, 10/15       800          806
--------------------------------------------------------------------------------
Beta Finance, VR, 4 919%, 5/17/99                        10,000        9,997
--------------------------------------------------------------------------------
Citicorp, Sr. Notes, VR, 4.98%, 6/17/99                  15,000       14,999
--------------------------------------------------------------------------------
Countrywide Funding, 8.43%, 11/16/99                      2,500        2,544
--------------------------------------------------------------------------------
Countrywide Home Loans, 5.05%, 6/30/99                   10,000       10,000
--------------------------------------------------------------------------------
Credit Suisse, VR, 4.869%, 5/18/99                        8,000        8,000
--------------------------------------------------------------------------------
Daimler Banz Vehicle Owner Trust, VR, 5.271%, 5/20/99     5,952        5,952
--------------------------------------------------------------------------------
Dean Witter Discover, 5.395%, 6/1/99                      3,000        3,008
--------------------------------------------------------------------------------
Disney, 6.25%, 6/21/99                                    3,450        3,454
--------------------------------------------------------------------------------
First Security Auto Owner Trust, 5.248%, 5/17/99            400            1
--------------------------------------------------------------------------------
Ford Motor Credit, 5.20%, 7/5/99                     $    4,150   $    4,153
--------------------------------------------------------------------------------
Goldman Sachs
  VR
    4.926%, 5/21/99                                       5,000        5,000
    ----------------------------------------------------------------------------
    4.931%, 5/12/99                                      15,000       15,000
--------------------------------------------------------------------------------
Grand Metropolitan, 7.00%, 6/15/99                        7,800        7,817
--------------------------------------------------------------------------------
Honda, 4.974%, 2/15/00                                    3,125        3,125
--------------------------------------------------------------------------------
IBM Credit, VR, 4.97%, 5/3/99                            15,000       15,000
--------------------------------------------------------------------------------
Lincs Series, VR, 4 946%, 5/18/99                        30,000       30,000
--------------------------------------------------------------------------------
Merrill Lynch, 5.25%, 5/25/99                             5,000        5,001
--------------------------------------------------------------------------------
Newcourt Equipment Trust
    5.007%, 5/20/99                                       4,383        4,383
    ----------------------------------------------------------------------------
    5.195%, 4/15 - 5/17/99                                4,606        4,606
--------------------------------------------------------------------------------
Peoples Benefit, VR, 5.079%, 5/3/99                      10,000       10,000
--------------------------------------------------------------------------------
Protective Life Insurance Company, VR, 5.234%, 6/1/99    12,000       12,000
--------------------------------------------------------------------------------
Prudential Funds, 6 84%, 12/30/99                         9,800        9,898
--------------------------------------------------------------------------------
Rabobank, VR, 4.929%, 5/17/99                             6,746        6,746
--------------------------------------------------------------------------------
Rockwell International, 8.875%, 9/15/99                   2,000        2,029
--------------------------------------------------------------------------------
Salomon
    6.82%, 7/26/99                                        3,725        3,741
    ----------------------------------------------------------------------------
    7.875%, 10/1/99                                       2,000        2,024
--------------------------------------------------------------------------------
Strategic Money Market Trust, VR, 5.111%, 6/15/99        20,000       20,000
--------------------------------------------------------------------------------
Tiers Trust, VR, (144a), 4.926%, 5/17/99                 20,000       20,000
--------------------------------------------------------------------------------
Wachovia Bank N.A.
  VR
    4.908%, 5/5/99                                       20,000       19,995
    ----------------------------------------------------------------------------
    5.01%, 11/19/99                                      10,000       10,000
--------------------------------------------------------------------------------
Wells Fargo, 5.225%, 4/10/00                             20,000       19,993
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost  $299,271)                             299,271
                                                                  --------------


FUNDING AGREEMENTS  2.5%

General American Life Insurance, VR, 5.14%, 5/3/99 !     10,000       10,000
--------------------------------------------------------------------------------
Peoples Benefit Life Insurance, VR, 5.079%, 5/3/99 !     20,000       20,000
--------------------------------------------------------------------------------
Security Life of Denver, VR, 5.059%, 5/3/99 !            10,000       10,000
--------------------------------------------------------------------------------
Transamerica Life Insurance, VR, 5.10%, 7/1/99 !         15,000       15,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost  $55,000)                              55,000
                                                                  --------------

Total Investments in Securities
99.4% of Net Assets (Cost  $2,150,003)                            $2,150,003

Other Assets Less Liabilities                                         11,682
                                                                  --------------

NET ASSETS                                                        $2,161,685
                                                                  --------------

Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions         $       47

Paid-in-capital applicable to 2,161,637,721 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                 2,161,638
                                                                  --------------

NET ASSETS                                                        $2,161,685
                                                                  --------------

NET ASSET VALUE PER SHARE                                              $1.00
                                                                  --------------

   ! Private Placement

  VR Variable Rate

4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.92% of net assets.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Limited-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999


Statement of Net Assets                               Par/Shares       Value
--------------------------------------------------------------------------------
                                                            In thousands

CORPORATE BONDS AND NOTES  43.6%

Banking and Finance  8.7%

ABN AMRO Bank (Chicago), N.V., Gtd. Sub. Notes
    7.25%, 5/31/05                                   $      250   $      263
--------------------------------------------------------------------------------
Banco Generale, Sr  Sub. Notes, (144a), 7.70%, 8/           300          287
--------------------------------------------------------------------------------
General Electric Capital, MTN, 6.15%, 11/5/01               350          354
--------------------------------------------------------------------------------
Goldman Sachs Group, MTN, (144a), 6.25%, 2/1/03             500          501
--------------------------------------------------------------------------------
Hartford National, Sub. Cap. Notes, 9.85%, 6/1/99            50           50
--------------------------------------------------------------------------------
HSBC Finance Nederland, Sub. Gtd. Notes, (144a)
    7.40%, 4/15/03                                          270          279
--------------------------------------------------------------------------------
Kansallis Osake Pankki (New York), Sub. Notes
    10.00%, 5/1/02                                          375          414
--------------------------------------------------------------------------------
MBNA, Sub. Notes, 7 25%, 9/15/02                            200          205
--------------------------------------------------------------------------------
Mercantile Safe Deposit & Trust, 6.53%, 7/3/00              300          304
--------------------------------------------------------------------------------
Merrill Lynch, 6.81%, 6/13/02                               500          513
--------------------------------------------------------------------------------
Morgan Guaranty Trust, Sub. Notes, 7.375%, 2/1/02           250          259
--------------------------------------------------------------------------------
Paine Webber Group, 7.875%, 2/15/03                         500          524
--------------------------------------------------------------------------------
Salomon, 7.30%, 5/15/02                                     300          311
--------------------------------------------------------------------------------
Union Planters, Sub. Notes, 6.25%, 11/1/03                  225          226
--------------------------------------------------------------------------------
Westamerica Bank, Sub. Notes, (144a), 6.99%, 9/30/03        250          247
--------------------------------------------------------------------------------
                                                                       4,737
                                                                  --------------

Building and Real Estate  1.1%

Rouse, Sub. Deb., 8 00%, 4/30/09                            600          603
--------------------------------------------------------------------------------
                                                                         603
                                                                  --------------

Consumer Products and Services  10.7%

Amvescap, Sr. Notes, (144a), 6.375%, 5/15/03                400          395
--------------------------------------------------------------------------------
Beckman Instruments, 7.10%, 3/4/03                          500          496
--------------------------------------------------------------------------------
Coca Cola Femsa, 8.95%, 11/1/06                             275          276
--------------------------------------------------------------------------------
Comcast Cable Communications, 6.20%, 11/15/08               400          390
--------------------------------------------------------------------------------
Disney, 5.25%, 11/10/03                                     500          488
--------------------------------------------------------------------------------
Federated Department Stores, Sr. Notes, 8.125%, 10/15       500          531
--------------------------------------------------------------------------------
Grand Metropolitan Investment, Zero Coupon, 1/6/04          750          563
--------------------------------------------------------------------------------
Hospital Corporation of America, Zero Coupon, 6/1/01        500          424
--------------------------------------------------------------------------------
Nabisco, 6.125%, 2/1/33                                     300          296
--------------------------------------------------------------------------------
Pepsico, MTN, 5.75%, 1/2/03                                 250          250
--------------------------------------------------------------------------------
Philip Morris, 7.25%, 9/15/01                               325          334
--------------------------------------------------------------------------------
Safeway, 5.75%, 11/15/00                                    500          500
--------------------------------------------------------------------------------
Sony, 6.125%, 3/4/03                                 $      375   $      375
--------------------------------------------------------------------------------
Viacom, 6.75%, 1/15/03                                      250          255
--------------------------------------------------------------------------------
Watson Pharmaceuticals, 7.125%, 5/15/08                     275          273
--------------------------------------------------------------------------------
                                                                       5,846
                                                                  --------------

Energy  0.8%

PDV America, Sr. Notes, 7.875%, 8/1/03                      225          207
--------------------------------------------------------------------------------
YPF Sociedad Anonima, 7.25%, 3/15/03                        225          220
--------------------------------------------------------------------------------
                                                                         427
                                                                  --------------

Industrials  9.3%

Allied Signal, 5.75%, 3/15/01                               350          347
--------------------------------------------------------------------------------
Delphi Automotive Systems, 6.125%, 5/1/04                   175          174
--------------------------------------------------------------------------------
Eaton Offshore, Gtd  Notes, 9.00%, 2/15/01                  400          422
--------------------------------------------------------------------------------
Hertz, 7.00%, 7/1/04                                        450          462
--------------------------------------------------------------------------------
Hutchison Whampoa Finance, (144a), 6.95%, 8/1/07            600          592
--------------------------------------------------------------------------------
Lockheed Martin, 6.75%, 3/15/03                             475          484
--------------------------------------------------------------------------------
Parker Hannifin, MTN, 5.65%, 9/15/03                        500          495
--------------------------------------------------------------------------------
Praxair, 6.15%, 4/15/03                                     350          348
--------------------------------------------------------------------------------
Raytheon, 5.70%, 11/1/03                                    500          494
--------------------------------------------------------------------------------
Toyota Motor Credit, 5.625%, 11/13/03                       500          494
--------------------------------------------------------------------------------
USA Waste Services, Sr. Notes, 6.50%, 12/15/02              375          379
--------------------------------------------------------------------------------
Waste Management, 6 625%, 7/15/02                           350          355
--------------------------------------------------------------------------------
                                                                       5,046
                                                                  --------------

Media and Communications  2.7%

NWCG Holdings, Sr. Secured Disc. Notes
    Zero Coupon, 6/15/99                                    300          298
--------------------------------------------------------------------------------
Seagram, 6.40%, 12/15/03                                    500          499
--------------------------------------------------------------------------------
Sprint Capital, 5.70%, 11/15/03                             375          369
--------------------------------------------------------------------------------
Worldcom, Sr. Notes, 6.25%, 8/15/03                         325          326
--------------------------------------------------------------------------------
                                                                       1,492
                                                                  --------------

Transportation  2.5%

Delta Air Lines, ETC, 9.60%, 5/26 - 6/1/00                  197          204
--------------------------------------------------------------------------------
ERAC USA Finance, (144a), 6.375%, 5/15/03                   375          369
--------------------------------------------------------------------------------
Norfolk Southern, 6 95%, 5/1/02                             500          514
--------------------------------------------------------------------------------
Northwest Airlines, 8.375%, 3/15/04                         250          244
--------------------------------------------------------------------------------
                                                                       1,331
                                                                  --------------

Utilities  7.8%

CE Electric UK Funding, Sr. Notes, (144a), 6.853%, 12       400          406
--------------------------------------------------------------------------------
Cleveland Electric, 7.19%, 7/1/00                           250          252
--------------------------------------------------------------------------------
Entergy Mississippi, 6.45%, 4/1/08                   $      375   $      375
--------------------------------------------------------------------------------
Midamerican Energy, Sr. Notes, 6.50%, 12/15/01              250          251
--------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance, 5.00%,        500          489
--------------------------------------------------------------------------------
Niagara Mohawk Power
    7.375%, 8/1/03                                          275          288
    ----------------------------------------------------------------------------
  Sr. Notes, 7.25%, 10/1/02                                 375          381
--------------------------------------------------------------------------------
Pacific Gas & Electric, 1st Mtg. Bonds, 8.75%, 1/1/01       250          262
--------------------------------------------------------------------------------
Progress Capital Holdings, MTN, (144a), 6.88%, 8/1/01       250          255
--------------------------------------------------------------------------------
Public Service Electric & Gas, Mtg. Bonds, 8.875%, 6/1/03   325          352
--------------------------------------------------------------------------------
Texas NM Power
  1st Mtg. Notes, 9.25%, 9/15/00                            200          208
  ------------------------------------------------------------------------------
  Secured Deb., 10.75%, 9/15/03                             225          237
--------------------------------------------------------------------------------
United Illuminating, 6.25%, 12/15/02                        190          189
--------------------------------------------------------------------------------
Williams Cos, 6.125%, 2/15/02                               275          273
--------------------------------------------------------------------------------
                                                                       4,218
                                                                  --------------
Total Corporate Bonds and Notes (Cost  $23,791)                       23,700
                                                                  --------------


WARRANTS  0.0%

Consumer Products & Services  0.0%

President Casinos, (144a), 9/30/99 *!+                        1            0
--------------------------------------------------------------------------------
Total Warrants (Cost  $4)                                                  0
                                                                  --------------


U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  15.2%

U.S. Government Agency Obligations  12.1%

Federal Home Loan Mortgage
    6.00%, 2/15/08 - 5/15/16                              1,500        1,504
    ----------------------------------------------------------------------------
    6.40%, 1/15/08                                          500          501
    ----------------------------------------------------------------------------
    10.75%, 12/1/09                                         100          109
    ----------------------------------------------------------------------------
  5 year balloon, 5.00%, 6/1/99                              18           18
  ------------------------------------------------------------------------------
  7 year balloon, 6.50%, 12/1/99                            219          219
  ------------------------------------------------------------------------------
  CMO, 6.92%, 1/25/12                                       187          188
  ------------------------------------------------------------------------------
  REMIC
    6.00%, 8/15/06 - 1/15/08                              1,332        1,329
    ----------------------------------------------------------------------------
    7.50%, 9/15/06                                           56           56
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
    6.00%, 6/1/13 - 1/1/14                           $    1,451   $    1,438
    ----------------------------------------------------------------------------
    7.00%, 4/1/09                                           259          264
    ----------------------------------------------------------------------------
    9.00%, 5/1/05 - 1/25/08                                 870          905
    ----------------------------------------------------------------------------
  REMIC, 7.50%, 8/25/05                                      41           41
--------------------------------------------------------------------------------
                                                                       6,572
                                                                  --------------


U.S. Government Guaranteed Obligations  3.1%

Government National Mortgage Assn.

  I
    8.00%, 5/15/07                                          899          939
    ----------------------------------------------------------------------------
    10.00%, 11/15/09 - 10/15/21                             343          376
    ----------------------------------------------------------------------------
  II, 10.00%, 10/20/20                                       92          101
  ------------------------------------------------------------------------------
  Midget, I
    9.00%, 4/15 - 12/15/01                                   31           32
    ----------------------------------------------------------------------------
    10.00%, 1/15/00 - 4/15/01                               170          173
    ----------------------------------------------------------------------------
    10.50%, 1/15/00 - 2/15/01                                75           75
--------------------------------------------------------------------------------
                                                                       1,696
                                                                  --------------
Total U.S. Government Mortgage-Backed Securities (Cost  $8,329)        8,268
                                                                  --------------


U.S. GOVERNMENT OBLIGATIONS/AGENCIES  22.6%

U.S. Government Agency Obligations  8.3%

Federal Home Loan Banks, 5.125%, 9/15/03                  3,000        2,943
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
  MTN
    4.625%, 10/15/01                                        550          541
    ----------------------------------------------------------------------------
    7.15%, 4/11/07                                          275          294
    ----------------------------------------------------------------------------
    7.65%, 10/6/06                                          500          505
--------------------------------------------------------------------------------
U.S. Department Housing & Urban Development, 6.49%, 8       240          247
--------------------------------------------------------------------------------
                                                                       4,530
                                                                  --------------
U.S. Treasury Obligations  14.3%

U.S. Treasury Notes
    4.25%, 11/15/03                                       4,495        4,316
    ----------------------------------------------------------------------------
    6.375%, 8/15/02                                       1,250        1,293
    ----------------------------------------------------------------------------
    6.50%, 10/15/06                                       2,000        2,130
--------------------------------------------------------------------------------
                                                                       7,739
                                                                  --------------
Total U.S. Government Obligations/Agencies (Cost  $12,342)            12,269
                                                                  --------------


ASSET-BACKED SECURITIES  11.6%

Amresco Residential Securities, 6.925%, 6/25/25      $      375   $      381
--------------------------------------------------------------------------------
Banc One Auto Grantor Trust, 6.27%, 11/20/03                120          121
--------------------------------------------------------------------------------
California Infrastructure
    6.25%, 6/25/04                                          175          177
    ----------------------------------------------------------------------------
    6.38%, 9/25/08                                          600          613
--------------------------------------------------------------------------------
Ciesco, MTN, (144a), 7.38%, 4/19/00                         250          252
--------------------------------------------------------------------------------
Comed Transitional Funding Trust, 5.44%, 3/25/07            650          636
--------------------------------------------------------------------------------
Fingerhut Master Trust, 6.07%, 2/15/05                      375          377
--------------------------------------------------------------------------------
First USA Secured Notes Trust, 6.50%, 1/18/06               500          501
--------------------------------------------------------------------------------
Harley Davidson Eaglemark
    5.94%, 2/15/04                                          125          125
    ----------------------------------------------------------------------------
  (144a), 6.35%, 10/15/02                                    85           85
--------------------------------------------------------------------------------
IMC Home Equity Loan Trust, VR, 6.36%, 8/20/22              375          370
--------------------------------------------------------------------------------
Neiman Marcus Credit Master Trust, 7.60%, 6/15/03           500          511
--------------------------------------------------------------------------------
Newcourt Equipment Trust, 5.393%, 5/20/04                   500          495
--------------------------------------------------------------------------------
NPF Receivables Trust, (144a), 6.22%, 6/1/02                375          377
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, 5.83%, 3/15/04                 500          502
--------------------------------------------------------------------------------
Peco Energy Transport Trust, 5.63%, 3/1/05                  300          298
--------------------------------------------------------------------------------
Sears Credit Account Master Trust, 5.25%, 10/16/08          500          487
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost  $6,335)                           6,308
                                                                  --------------


NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  1.4%

Prudential Securities, 6.074%, 1/15/08                      747          741
--------------------------------------------------------------------------------
Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $750)                                  741
                                                                  --------------


MUNICIPAL BONDS  0.2%

Taxable Municipal  0.2%

University of Miami, GO, 6.90%, 4/1/04                       85           88
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost  $85)                                         88
                                                                  --------------


MONEY MARKET FUNDS  5.4%

Reserve Investment Fund, 5.01% #                          2,958        2,958
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $2,958)                                 2,958
                                                                  --------------

Total Investments in Securities

100.0% of Net Assets (Cost  $54,594)                                 $54,332

Other Assets Less Liabilities                                            (16)
                                                                  --------------

NET ASSETS                                                        $   54,316
                                                                  --------------

Net Assets Consist of:
Accumulated net investment income - net of distributions          $     (193)

Accumulated net realized gain/loss - net of distributions             (1,300)

Net unrealized gain (loss)                                              (262)

Paid-in-capital applicable to 11,823,563 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                    56,071
                                                                  --------------

NET ASSETS                                                        $   54,316
                                                                  --------------
NET ASSET VALUE PER SHARE                                         $     4.59
                                                                  --------------



    !  Private Placement
    *  Non-income producing
    + Securities contain some restrictions as to public resale-total of such securities at period-end amounts to 0.0% of net assets.
    #  Seven-day yield
  ETC  Equipment Trust Certificate
   GO  General Obligation
  CMO  Collateralized Mortgage Obligation
  MTN  Medium Term Note
REMIC  Real Estate Mortgage Investment Conduit
   VR  Variable Rate
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 7.61% of net assets.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1999

Statement of Net Assets                              Par/Shares        Value
--------------------------------------------------------------------------------
                                                             In thousands

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  98.5%

U.S. Government Guaranteed Obligations  93.8%

Government National Mortgage Assn.
  I
    6.00%, 4/15/28 - 2/15/29                         $    3,984   $    3,864
    ----------------------------------------------------------------------------
    6.50%, 1/15/24 - 3/15/34                              8,732        8,690
    ----------------------------------------------------------------------------
    6.75%, 11/15/01                                          54           53
    ----------------------------------------------------------------------------
    7.00%, 4/15/24 - 4/15/29                             12,235       12,431
    ----------------------------------------------------------------------------
    7.50%, 6/15/22 - 4/15/99                              6,267        6,467
    ----------------------------------------------------------------------------
    8.00%, 4/15/17 - 3/15/29                              5,072        5,294
    ----------------------------------------------------------------------------
    8.50%, 6/15/16 - 5/15/29                              3,062        3,243
    ----------------------------------------------------------------------------
    9.00%, 8/15/08 - 8/15/21                                424          455
    ----------------------------------------------------------------------------
    9.50%, 6/15/09 - 7/15/20                                320          348
    ----------------------------------------------------------------------------
    10.00%, 12/15/17 - 3/15/26                            1,451        1,588
    ----------------------------------------------------------------------------
    10.50%, 7/15/15 - 11/15/19                              583          648
    ----------------------------------------------------------------------------
    11.00%, 12/15/09 - 12/15/15                              79           88
    ----------------------------------------------------------------------------
    11.50%, 7/15 - 12/15/15                                  27           30
    ----------------------------------------------------------------------------
  II
    6.50%, 11/20/28                                         969          964
    ----------------------------------------------------------------------------
    9.00%, 5/20/22 - 3/20/25                                228          244
    ----------------------------------------------------------------------------
    9.50%, 2/20/17 - 12/20/20                               134          146
    ----------------------------------------------------------------------------
    10.00%, 1/20/14 - 3/20/21                               125          136
    ----------------------------------------------------------------------------
    11.00%, 9/20/17                                          16           18
    ----------------------------------------------------------------------------
  Construction Loan, I
    6.67%, 2/15/01                                          336          329
    ----------------------------------------------------------------------------
    6.75%, 3/1 - 5/1/29                                   1,082        1,069
    ----------------------------------------------------------------------------
    7.00%, 12/15/99 - 4/15/00                               983          994
    ----------------------------------------------------------------------------
  GPM, I
    9.25%, 7/15/16 - 7/15/17                                 12           12
    ----------------------------------------------------------------------------
    9.50%, 7/15/09                                           33           36
    ----------------------------------------------------------------------------
    10.00%, 8/15/13                                           4            4
    ----------------------------------------------------------------------------
  Project Loan, I
    6.30%, 11/15/33                                         309          300
    ----------------------------------------------------------------------------
    6.70%, 5/1/29                                           469          470
    ----------------------------------------------------------------------------
    7.05%, 5/1/29                                           500          513
    ----------------------------------------------------------------------------
    7.75%, 3/15/20                                          295          308
    ----------------------------------------------------------------------------
    8.00%, 11/15/17                                         391          409
    ----------------------------------------------------------------------------
Government National Mortgage Assn.
  REMIC, 7.00%, 5/16/24                              $    3,000   $    3,026
  ------------------------------------------------------------------------------
Government National Mortgage Assn.
  TBA, I
    7.50%, 12/15/99                                       2,000        2,064
    ----------------------------------------------------------------------------
  Construction Loan, 6.67%, 6/15/38                         334          327
--------------------------------------------------------------------------------
U.S. Department of Veteran Affairs,
  REMIC, 6.75%, 8/15/20                                   1,354        1,374
--------------------------------------------------------------------------------
                                                                      55,942
                                                                  --------------

Stripped Mortgage Securities  1.2%

Federal National Mortgage Assn.
    CMO, Interest Only, 8.50%, 4/1/22 **                    337           62
    ----------------------------------------------------------------------------
    REMIC, Principal Only, Zero Coupon, 10/25/21            723          683
    ----------------------------------------------------------------------------
                                                                         745
                                                                  --------------

U.S. Government Agency Obligations  3.5%

Federal Home Loan Mortgage
  REMIC
    5.85%, 11/15/17                                          95           95
    ----------------------------------------------------------------------------
    6.50%, 8/15/25                                        1,500        1,500
    ----------------------------------------------------------------------------
Federal National Mortgage Assn.
    6.50%, 1/1/26                                           332          330
    ----------------------------------------------------------------------------
  REMIC
    5.00%, 8/25/22                                           16           15
    ----------------------------------------------------------------------------
    Inverse Floater, 13.838%, 6/25/99                       141          142
    ----------------------------------------------------------------------------
                                                                       2,082
                                                                  --------------
Total U.S. Government Mortgage-Backed Securities (Cost  $58,623)      58,769
                                                                  --------------


U.S. GOVERNMENT OBLIGATIONS  0.6%

U.S. Treasury Obligations  0.6%

U.S. Treasury Bond Strip, Zero Coupon, 2/15/16            1,000          366
--------------------------------------------------------------------------------
Total U.S. Government Obligations/Agencies (Cost  $371)                  366
                                                                  --------------


ASSET-BACKED SECURITIES  3.4%

Home Equity Loans-Backed  3.4%

GE Capital Mortgage Services, 6.75%, 8/25/28              1,987        1,985
--------------------------------------------------------------------------------
Prudential Home Mortgage Securities, 6.00%, 10/25/07         14           13
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost  $1,998)                           1,998
                                                                  --------------


MONEY MARKET FUNDS 8.1%

Reserve Investment Fund, 5.01% #                     $    4,845   $    4,845
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $4,845)                                 4,845
                                                                  --------------

Total Investments in Securities
110.6% of Net Assets (Cost  $65,837)                                 $65,978
                                                                  --------------

Other Assets Less Liabilities
Including $7,396 Payable for Investments Securities Purchased         (6,319)
                                                                  --------------

NET ASSETS                                                        $   59,659
                                                                  --------------

Net Assets Consist of:
Accumulated net investment income - net of distributions          $     (244)

Accumulated net realized gain/loss - net of distributions               (148)

Net unrealized gain (loss)                                               141

Paid-in-capital applicable to 6,133,266 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                    59,910
                                                                  --------------

NET ASSETS                                                           $59,659
                                                                  --------------

NET ASSET VALUE PER SHARE                                              $9.73
                                                                  --------------
             **   For Interest Only securities, par amount represents
                  notional principal, on which the fund receives interest
              #   Seven-day yield
            CMO   Collateralized Mortgage Obligation
            GPM   Graduated Payment Mortgage
Inverse Floater   Inverse Floating rate note; interest rate is inversely
                  tied to a published index - rate shown reflects current
                  rate at period-end
          REMIC   Real Estate Mortgage Investment Conduit
             VR   Variable Rate
            TBA   To be announced security was purchased on a forward
                  commitment basis

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
In thousands                   Cash Reserves      Limited-Term          GNMA
                                        Fund         Bond Fund          Fund

                                    6 Months          6 Months      6 Months
                                       Ended             Ended         Ended
                                     4/30/99           4/30/99       4/30/99
Investment Income

Income
Interest income                      $52,412            $1,534        $1,796

Expenses

Investment management and
administrative                         4,505               137           156
                               -------------------------------------------------
Net investment income                 47,907             1,397         1,640
                               -------------------------------------------------

Realized and Unrealized
  Gain (Loss)
Net realized gain (loss)
  on securities                            7                61           300

Change in net unrealized
gain or loss
on securities                              -              (990)       (1,061)
                               -------------------------------------------------
Net realized and unrealized
  gain (loss)                              7              (929)         (761)
                               -------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS               $47,914              $468          $879
                               -------------------------------------------------



The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
In thousands

                                                       6 Months         Year
                                                          Ended        Ended
                                                        4/30/99     10/31/98

Increase (Decrease) in Net Assets

Operations
  Net investment income                              $   47,907   $   79,152
  Net realized gain (loss)                                    7           27
                                                     ---------------------------
  Increase (decrease) in net assets from operations      47,914       79,179
                                                     ---------------------------

Distributions to shareholders
Net investment income                                   (47,907)     (79,152)
                                                     ---------------------------

Capital share transactions*
  Shares sold                                         1,733,899    2,913,215
  Distributions reinvested                               46,119       75,564
  Shares redeemed                                    (1,502,887)  (2,407,379)
                                                     ---------------------------

  Increase (decrease) in net assets from capital
   share transactions                                   277,131     581,400
                                                     ---------------------------


Net Assets
Increase (decrease) during period                       277,138     581,427
Beginning of period                                   1,884,547   1,303,120
                                                     ---------------------------
End of period                                        $2,161,685  $1,884,547

*Share information
  Shares sold                                         1,733,899    2,913,215
  Distributions reinvested                               46,119       75,564
  Shares redeemed                                    (1,502,887)  (2,407,379)
                                                     ---------------------------
  Increase (decrease) in shares outstanding             277,131      581,400



The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Limited-Term Bond Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
In thousands

                                                       6 Months         Year
                                                          Ended        Ended
                                                        4/30/99     10/31/98

Increase (Decrease) in Net Assets
Operations
  Net investment income                              $    1,397   $    2,064
  Net realized gain (loss)                                   61          159
  Change in net unrealized gain or loss                    (990)         485
                                                     ---------------------------
  Increase (decrease) in net assets from operations         468        2,708
                                                     ---------------------------

Distributions to shareholders
  Net investment income                                  (1,397)      (2,064)
                                                     ---------------------------

Capital share transactions*
  Shares sold                                            20,429       20,167
  Distributions reinvested                                1,008        1,635
  Shares redeemed                                        (7,096)     (11,162)
                                                     ---------------------------
  Increase (decrease) in net assets from capital
  share transactions                                     14,341       10,640
                                                     ---------------------------

Net Assets

Increase (decrease) during period                        13,412       11,284
Beginning of period                                      40,904       29,620
                                                     ---------------------------
End of period                                           $54,316      $40,904
                                                     ---------------------------

*Share information
  Shares sold                                             4,409        4,358
  Distributions reinvested                                  218          353
  Shares redeemed                                        (1,532)      (2,411)
                                                     ---------------------------
  Increase (decrease) in shares outstanding               3,095        2,300


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
In thousands

                                                       6 Months         Year
                                                          Ended        Ended
                                                        4/30/99     10/31/98

Increase (Decrease) in Net Assets

Operations
  Net investment income                              $    1,640   $    2,499
  Net realized gain (loss)                                  300         (115)
  Change in net unrealized gain or loss                  (1,061)         200
                                                     ---------------------------
  Increase (decrease) in net assets from operations         879        2,584
                                                     ---------------------------

Distributions to shareholders
  Net investment income                                  (1,640)      (2,499)
                                                     ---------------------------

Capital share transactions*
  Shares sold                                            20,943       28,082
  Distributions reinvested                                1,253        1,904
  Shares redeemed                                        (8,347)     (13,030)
                                                     ---------------------------
  Increase (decrease) in net assets from capital
  share transactions                                     13,849       16,956
                                                     ---------------------------

Net Assets

Increase (decrease) during period                        13,088       17,041
Beginning of period                                      46,571       29,530
                                                     ---------------------------
End of period                                        $   59,659   $   46,571
                                                     ---------------------------

*Share information
  Shares sold                                             2,138        2,838
  Distributions reinvested                                  128          193
  Shares redeemed                                          (851)      (1,317)
                                                     ---------------------------
  Increase (decrease) in shares outstanding               1,415        1,714





The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 1999

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Summit Cash Reserves Fund (the Cash Reserves Fund), the Summit Limited-Term Bond Fund (the Limited-Term Bond Fund), and the Summit GNMA Fund (the GNMA Fund), diversified, open-end management investment companies, are the three portfolios established by the corporation and commenced operations on October 29, 1993.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Cash Reserves Fund, investments in securities with original maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Cash Reserves Fund are valued at amortized cost.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

     Premiums and Discounts   Premiums and discounts on debt securities, other
     than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.



NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 1999, were as follows:

--------------------------------------------------------------------------------
                                            Limited-Term
                                               Bond Fund            GNMA Fund
U.S. government securities

     Purchases                               $14,229,000          $43,622,000
     Sales                                     5,362,000           28,502,000

Other securities

     Purchases                                 9,567,000                    -
     Sales                                     5,221,000               21,000



NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of October 31, 1998, the Limited-Term Bond Fund had capital loss carryforwards for federal income tax purposes of $1,367,000, of which $808,000 expires in 2002, $354,000 in 2003, and
     $205,000 thereafter through 2005. The GNMA Fund had capital loss carryforwards for federal income tax purposes of $447,000, of which $173,000 expires in 2003, $142,000 in 2004, and $132,000 in 2005. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At April 30, 1999, the costs of investments for the Cash Reserves, Limited-Term Bond, and GNMA Funds for federal income tax purposes was substantially the same as for financial reporting and totaled $2,150,003,000, $54,594,000, and $65,837,000, respectively. For the Cash
     Reserves Fund, amortized cost is equivalent to value; and for the Limited-Term Bond and GNMA Funds, net unrealized gain (loss) on investments was as follows:


                                           Limited-Term
                                              Bond Fund             GNMA Fund

    Appreciated investments                    $234,000              $496,000
    Depreciated investments                    (496,000)             (355,000)
                                           -------------------------------------
    Net unrealized gain (loss)                $(262,000)             $141,000
                                           -------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $660,000, $5,000, and $5,000 were payable at April 30, 1999 by the Cash Reserves, Limited-Term Bond, and GNMA Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Cash Reserves Fund, 0.55% of average daily net assets for the Limited-Term Bond Fund, and 0.60% of average daily net assets for the GNMA Fund. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.

     Additionally, the Cash Reserves Fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum Income Fund held approximately 0.02% of the outstanding shares of the Cash Reserves Fund at April 30, 1999. For the six months then ended, the fund was allocated $25,000 of Spectrum expenses, $7,000 of which was payable at period-end.

     The Limited-Term Bond and GNMA Funds may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the Limited-Term Bond and the GNMA Funds for the six months ended April 30, 1999, totaled $14,000 and $23,000, respectively, and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

     Knowledgeable Service Representatives

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person  Available in T. Rowe Price Investor Centers.

     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal  Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(registered trademark) and the T. Rowe Price Web site on the Internet.
     Address: www.troweprice.com

     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

     INVESTMENT INFORMATION

     Combined Statement  Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal
     Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

     ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
------------------------------
Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
------------------------------
Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS!
------------------------------
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS
------------------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
------------------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(registered trademark):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account
or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

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Invest With Confidence(registered trademark)
T. Rowe Price

T. Rowe Price Investment Services, Inc., Distributor.         C09-051  4/30/99

THE SHAREHOLDER LETTER AND REPORT FOR THE COMBINED TAX-FREE FUNDS ARE ATTACHED HERE BY ACCESSING THE FOLLOWING:


Annual Report

Tax-Free
Funds

February 28, 1999


T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------

Tax-Free Funds

o Municipal bonds were relatively unscathed by the turmoil in other fixed income markets and were less volatile than Treasuries.

o The Tax-Exempt Money, Tax-Free Short-Intermediate, Tax-Free Intermediate Bond, Tax-Free Income, and Tax-Free High Yield Funds outpaced their respective Lipper benchmarks for both the 6- and 12-month periods.

o The funds' good performances were due primarily to management decisions and low fund expenses.

o All funds benefited from their longer relative maturities and durations when interest rates fell, and also from careful credit selection.

o We expect continued low inflation and slowing economic growth to benefit municipal securities, which still carry attractive yields relative to other fixed income investments.


Fellow Shareholders

The fixed income markets and your funds generated good returns for the 6- and 12-month periods ended February 28, 1999. The Tax-Exempt Money, Tax-Free Short-Intermediate, Tax-Free Intermediate Bond, Tax-Free Income, and Tax-Free High Yield Funds surpassed their respective benchmarks in both periods, a reflection of our management decisions and below-average expenses.

Municipal bonds moved through the past year relatively unscathed by the turmoil that hit other fixed income markets. The municipal market was far less volatile than the Treasury market, which benefited from a massive flight to quality that drove 30-year yields to a record low of 4.72% in October from 5.92% last February. Municipal yields also fell, but the decline was more muted as long-term rates dropped to 4.64% in October from 5.08% last February. As a result, municipal yields approached parity with Treasury yields especially in longer maturities, an unusual event in a year when major tax reform was not under discussion.


MARKET ENVIRONMENT

Municipal Bond and Note Yields
--------------------------------------------------------------------------------


                  30-Year AAA       5-Year AAA       1-Year Moody's
                  General           General          Investment
                  Obligation        Obligation       Grade 1Note

2/28/98           5.08              4.05             3.60
                  5.13              4.10             3.65
                  5.20              4.30             3.85
5/98              5.05              4.10             3.75
                  5.05              4.10             3.60
                  5.10              4.10             3.70
8/98              4.93              3.85             3.50
                  4.82              3.70             3.30
                  4.92              3.70             2.95
11/98             4.89              3.75             3.05
                  4.94              3.75             3.05
                  4.87              3.65             2.95
2/99              4.99              3.78             3.00


Source: T. Rowe Price Associates

Major economic developments here and overseas during the fiscal year affected the fixed income markets. In the first half, many economists expected the global turmoil to have a negative impact on the U.S. economy, causing interest rates to fall. Russia's debt default last summer created havoc in many markets, leading to a global liquidity crisis that contributed to the flight to U.S. Treasuries. In response, the Federal Reserve cut short-term rates three times last fall to cushion the domestic economy from weakness abroad and restore investor confidence. In December, yields began to move up following signs of stronger-than-expected U.S. growth and a growing sense that the global liquidity crisis had abated. Robust GDP growth of 6.1% in the fourth quarter added fuel to the fire, and by the end of February 30-year Treasury yields were nearly 100 basis points (one percentage point) higher than in October. Municipal yields also rose but, once again, they were far less volatile.

Lower-quality municipal bonds also escaped major damage. In response to the liquidity crisis, the taxable markets-including corporate, mortgage, and emerging market bonds-came under severe pressure in the third quarter, and differences in yield between high- and low-quality bonds (yield spreads) widened abruptly. Lower-quality, high-yield municipals experienced only a modest widening in yield spreads, mainly because of limited supply in this area of the market and less sensitivity to global events. While high-yield returns suffered modestly, this followed several years of above-average returns.

Overall, municipal yields did not change significantly from February 1998 to February 1999 except for one-year rates, as can be seen in the chart on page 1. In the money market area, solid cash flow and the lowest level of new issuance in nine years led to lower yields. A steeper yield curve resulted as money market and short-term bonds reacted to the Federal Reserve's rate cuts and to strong demand, while long-term rates were more affected by heavy bond sales. During the past six months, intermediate-term bonds turned in the best performance. For the calendar year, new bond issuance reached $284 billion, up 29% from 1997, a level surpassed only in 1993.


High Ratings for Risk-Adjusted Returns
--------------------------------------------------------------------------------

The four bond funds received a high Morningstar Rating(trademark) for their risk-adjusted performance, which reflects the degree of volatility experienced in earning a particular return. (Money funds are not rated.) As of February 28, 1999, the Tax-Free High Yield Fund had five stars overall, and the Tax- Free Short-Intermediate Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Income Fund all received four stars. The top 10% of the funds in each investment category receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars. The funds were rated among 1,576, 1,109, and 369 municipal fixed income funds for the 3-, 5-, and 10-year periods ended February 28, 1999, respectively. Of course, past trends may not continue.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 2/28/99 and may change monthly. Ratings are calculated from the funds' 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Tax-Free High Yield Fund received 5 stars for the 3-, 5-, and 10-year periods; Tax-Free Income 4 stars for the 3- and 5- year periods and 3 stars for the 10-year period; Tax-Free Intermediate Bond 3 and 4 stars for the 3- and 5-year periods; and Tax-Free Short-Intermediate 4, 5, and 4 stars for the 3-, 5-, and 10-year periods, respectively.

As mentioned, each fund was in the lowest expense quartile (25%) of its Lipper category as of February 28. For a discussion of the new Tax-Exempt Money Fund PLUS Class shares, see the shaded box on page 4.


TAX-EXEMPT MONEY FUND AND PLUS SHARES

Performance Comparison
--------------------------------------------------------------------------------

                                                                Since Inception*
Periods Ended 2/28/99           6 Months         12 Months         (PLUS Shares)
--------------------------------------------------------------------------------

Tax-Exempt Money Fund              1.38%             2.97%                    -

Tax-Exempt Money Fund
PLUS Class                             -                 -                 0.74%

Lipper Tax-Exempt Money
Market Funds Average                1.31              2.81                 0.82

*11/1/98


The Tax-Exempt Money Fund posted good results relative to its peer group average for both the 6- and 12-month periods ended February 28. Since its inception on November 1, 1998, the Tax-Exempt Money Fund PLUS shares returned 0.74%, behind the return of the Lipper average due to the higher expenses that accompany their additional services.

Three consecutive easings in the fall by the Federal Reserve, amounting to a total of 75 basis points, set the tone for the short-term tax-exempt market. At the end of the fiscal year, the one-year yield was 60 basis points lower than it was a year earlier, with most of the move occurring in the last six months.


Tax-Exempt Money Fund PLUS Class
--------------------------------------------------------------------------------

Starting November 1, 1998, we created a new class of shares called The Tax-Exempt Money - PLUS Class. The share class is offered as part of our new Asset Manager Account, which incorporates a number of additional services, such as unlimited checkwriting and a debit card. Both the Tax-Exempt Money Fund and Tax-Exempt Money - PLUS are based on the same portfolio, and as such will be reported on together in future annual and semiannual reports. However, performance will differ because the classes of shares have different expense ratios. Tax-Exempt Money - PLUS will have no impact on the expenses, share price, or yield of the original Tax-Exempt Money Fund.

Note: To request a prospectus for any T. Rowe Price fund, please call 1-800-638-5660. Read the prospectus carefully before investing.

Money market funds benefited from the volatility in other markets. As investors shifted assets to safer havens, total money fund assets ballooned to a record $1.4 trillion, an increase of 26% during the fiscal year. However, tax-exempt money funds expanded at half the rate of the total industry-a result of reduced demand due to lower tax-exempt money yields versus comparable taxable yields. The improved financial condition of many municipalities, along with low long-term rates, drastically reduced the short-term borrowing needs of issuers. Annual municipal note issuance dipped to its lowest level since 1989. Reduced supply and steady demand kept rates low versus taxable alternatives, which meant that the tax-exempt money market appealed mostly to investors in high tax brackets.

Throughout the fiscal year, we maintained a fairly long weighted average maturity-53 days at the end of February, which was 11 days longer than our peer group average. We continue to believe that the imbalance between supply and demand in our specific market, combined with a stable monetary policy and possible further easing by the Fed if economic growth slows later in the year, supports our more aggressive stance.


TAX-FREE SHORT-INTERMEDIATE FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 2/28/99                          6 Months         12 Months
--------------------------------------------------------------------------------

Tax-Free Short-Intermediate Fund                  2.39%             4.90%

Lipper Short-Intermediate
Municipal Debt Funds Average                      2.08              4.43

Your fund posted solid results that surpassed the Lipper Short-Intermediate Municipal Debt Funds Average for both the 6- and 12-month periods ended February 28, 1999. Maintaining a slightly longer duration and a low expense ratio enhanced returns. (Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of three years would fall or rise about 3% in price in response to a one-percentage-point rise or fall in interest rates.)

Our duration strategy reflected several factors: the absence of any inflationary pressures, the global demand for U.S. Treasuries resulting from problems overseas, and the exceptional value offered in the municipal market due to imbalances in supply and demand. Our long position was rewarded in the fall when the Federal Reserve cut short-term interest rates. As economic growth in the fourth quarter exceeded expectations and global turmoil subsided, Treasury yields began to rise. Maturities within five years, which had been yielding less than the federal funds rate, rose above the fed funds rate and resulted in a positively sloped yield curve. This shift reflected the change in investor focus from the global crisis to an accommodative Fed and a potential pickup in inflation.

Nevertheless, we maintained our relatively long duration even as Treasury yields were rising from their October lows. Municipal yields had not fallen as far and looked exceptionally attractive. In addition, we anticipated increasing demand for municipals and a drop in supply over the holiday season; supply has remained below expectations during the first two months of 1999.

Recently, relative yields have moved closer to historic averages as municipals outperformed Treasuries. While we had a fairly long duration at the end of the period, we have since been reducing it. However, we expect to take advantage of any increase in yields to extend it again, since we anticipate continued low inflation and interest rates in the months ahead.


TAX-FREE INTERMEDIATE BOND FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 2/28/99                         6 Months            12 Months
--------------------------------------------------------------------------------

Tax-Free Intermediate Bond Fund                  2.26%                5.37%

Lipper Intermediate
Municipal Debt Funds Average                     2.15                 5.05


Your fund posted good returns and outperformed the Lipper Intermediate Municipal Debt Funds Average for both the 6- and 12-month periods. Our duration strategy over the past six months was similar to that of the Tax-Free Short-Intermediate Fund (see report on that fund for an explanation). As short-term rates fell more than long-term rates, short bonds appreciated while longer bonds actually depreciated, but the changes were modest. Five-year general obligation (GO) yields were down seven basis points while 30-year GO yields rose six, which meant that a fund's return was largely determined by its position along the yield curve. In our case, we favored five-year bonds because we thought 10-year maturities were overvalued, and the steepening yield curve was beneficial to five-year maturities. Since the yield curve has recently begun to steepen even further, we anticipate buying bonds with longer maturities and have begun to favor 10-year bonds.

At the annual shareholders meeting in October, we received approval to remove the insurance requirement for the fund and changed the fund's name to reflect the new policy. We will continue to hold 95% of assets rated AAA or AA by at least one national rating organization (Standard & Poor's, Moody's, or a similar service), and up to 5% may be rated A at the time of purchase. We believe this will allow for more prudent diversification among a variety of high-quality issuers.

Our current strategy is to reduce exposure to insured bonds over time in a manner that neither reduces income nor results in significant realized capital gains. We sold three insured credits-hospital, solid-waste facility, and start-up toll road securities-primarily because they allowed us to reach our duration goals and we considered them overvalued compared with other bonds.


TAX-FREE INCOME FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 2/28/99                   6 Months                  12 Months
--------------------------------------------------------------------------------

Tax-Free Income Fund                       1.91%                      5.48%

Lipper General Municipal
Debt Funds Average                         1.76                       4.88

The fund had several goals for the past year: managing exposure to interest rates with steady, gradual shifts in duration; preserving tax-free income as lower rates and maturing older, higher-yielding bonds eroded the fund's yield; and seeking good diversification among issuers and bond insurers in the portfolio. The strategy along with low expenses paid off, and performance surpassed the Lipper average for both periods shown in the table.

The fund's duration (defined in the Tax-Free Short-Intermediate Fund section), which was extended last June to a more aggressive range, was reduced to neutral in January. Recent concerns about continued economic strength and a shift in the Federal Reserve's position, from a bias toward easing to a neutral stance, drove our strategy. We were also aware that, historically, the first quarter has often not been strong for municipal bonds as supply starts to grow and demand weakens in anticipation of tax-payment season.

The fund's credit quality remains high at an overall level of AA-. A year ago we regretted not having more exposure to lower-quality bonds, which had performed well in a strong economy. However, this sector did not do as well in the past year, and we saw a modest widening of yield spreads between lower- and higher-rated bonds. As this trend continues, we are looking for opportunities to add some lower-rated securities to the portfolio.

During the past six months, we reduced our exposure to hospital bonds and increased our holdings of general obligation bonds. The hospital industry is suffering from cost recovery pressures, while tax-supported debt is benefiting from the strong economy. As always, we are seeking good diversification among solid credits. While the insurance industry continues to penetrate the municipal bond market (more than 50% of new issues were insured in 1998), we are also focused on diversifying exposure among the bond insurers.


TAX-FREE HIGH YIELD FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 2/28/99                     6 Months          12 Months
--------------------------------------------------------------------------------

Tax-Free High Yield Fund                     1.57%              4.80%

Lipper High Yield Municipal
Debt Funds Average                           1.46                4.51

The municipal high-yield market trailed the higher-quality market from the summer of 1998 through the end of February. Total returns were still positive, however, unlike those of our counterparts in the corporate bond market. Performance for the year was bolstered by our strategy of steadily increasing duration (see the report for the Tax-Free Short-Intermediate Fund for an explanation of duration) to benefit from the drop in interest rates, and the fund surpassed the average performance of its Lipper peer group in both periods.


Quality Diversification
--------------------------------------------------------------------------------

Tax-Free High Yield Fund

AAA      AA       A        BBB      BB and below

6        25       21       26       22

Based on net assets as of 2/28/99.

Moderate returns in this sector of the municipal market have presented an opportunity for investors. Compared with our peers, we have been underweighted in below-investment-grade bonds and can now add selectively to our favorite issuers at a time when yield spreads are wider than they have been during the past two to three years. Currently, these holdings represent about 22% of total assets, and the percentage should rise gradually. We are focusing specifically on the long-term care, education, and corporate-backed sectors for new purchases that should benefit from a strong domestic economy.

We are closely watching developments in the hospital sector as it comes under pressure from increased competition and general overcapacity. Our percentage of hospital holdings is among the lowest in the fund's history, and we will look to increase it as opportunities unfold. Our overall strategy is designed to increase the tax-free yield of the fund in a prudent manner.


Taxable vs. Tax-Exempt Yields
--------------------------------------------------------------------------------

As of 2/28/99

                  Treasury Yield        Treasury Yield           Tax-Exempt
                  After Paying          After Paying             AAA General
                  Income Taxes          Income Taxes             Obligation
                  of 31%                of 36%                   Yield

1 Yr              3.34                  3.10                     2.95
5 Yr              3.59                  3.33                     3.78
10 Yr             3.64                  3.38                     4.20
30 Yr             3.85                  3.57                     4.99

Source: T. Rowe Price Associates


OUTLOOK

Despite the economy's strong momentum from the fourth quarter of 1998 through the early part of this year, we expect a decline in growth toward a more modest and sustainable level later this year. We also believe the forces sustaining low inflation are still in place. The Federal Reserve appears to have adopted a neutral monetary bias in the belief that the economy contains an equal measure of upside and downside risks.

So far this year, a decreasing supply of municipal issues combined with strong demand has helped move tax-exempt yields into more normal relationships with taxable yields. While Treasury yields across maturities have risen 50 to 60 basis points since the beginning of 1999, municipal yields were mostly unchanged. The chart on the previous page shows the after-tax yield on Treasury securities as of February 28, 1999, after paying federal income taxes at various levels. Overall, municipal securities are still appealing relative to other fixed income securities, and we are optimistic about their outlook for the rest of the year.

Respectfully submitted,

Mary J. Miller
Director
Municipal Bond Department

March 19, 1999


--------------------------------------------------------------------------------

Change in Management

C. Stephen Wolfe stepped down as manager of the Tax-Free High Yield Fund on March 1, 1999, to devote himself full-time to research on high-yield securities. He remains a member of the fund's Investment Advisory Committee. William F. Snider, associate portfolio manager of this fund, has been appointed chairman of the Tax-Free High Yield Fund's Investment Advisory Committee. He and Patricia S. Deford will be co-managers of the fund responsible for day-to-day management of the portfolio. Mr. Snider joined T. Rowe Price in 1991 and also serves as portfolio manager of the New York and New Jersey Tax-Free Bond Funds. Ms. Deford, who joined T. Rowe Price in 1990, served as research director for the firm's municipal department and is vice president of all tax-free funds. Other members of the fund's Investment Advisory Committee include Konstantine B. Mallas, Mary J. Miller, William T. Reynolds, and Arthur S. Varnado.

The preceding updates the Tax-Free Funds prospectus of July 1, 1998.


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                        8/31/98      2/28/99
Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Price Per Share                                      $     1.00   $     1.00

Dividends Per Share
  For 6 months                                            0.016        0.014
  For 12 months                                           0.032        0.029

Dividend Yield (7-Day Compound) *                          2.98%        2.54%

Weighted Average Maturity (days)                             59           53

Weighted Average Quality **                          First Tier   First Tier


Tax-Exempt Money Fund PLUS Class Shares
--------------------------------------------------------------------------------

Price Per Share                                      $     --     $     1.00

Dividends Per Share
  For 6 months                                             --         0.007!
  For 12 months                                            --           --

Dividend Yield (7-Day Compound) *                          --           2.07%

  Weighted Average Maturity (days)                         --             53

Weighted Average Quality **                                --     First Tier

(continued on next page)


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

x                                                       8/31/98      2/28/99
Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Price Per Share                                      $     5.39   $     5.39

Dividends Per Share
  For 6 months                                             0.11         0.11
  For 12 months                                            0.22         0.22

Dividend Yield*
  For 6 months                                             4.13%        4.07%
  For 12 months                                            4.24         4.12

30-Day Standardized Yield                                  3.59         3.16

Weighted Average Maturity (years)                           4.4          4.0

Weighted Average Effective Duration (years)                 2.9          3.0

Weighted Average Quality ***                                 AA           AA


Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

Price Per Share                                      $    11.13   $    11.13

Dividends Per Share
  For 6 months                                             0.24         0.24
  For 12 months                                            0.48         0.48

Dividend Yield *
  For 6 months                                             4.39%        4.39%
  For 12 months                                            4.49         4.42

30-Day Standardized Yield                                  3.78         3.36

Weighted Average Maturity (years)                           8.8          8.5

Weighted Average Effective Duration (years)                 5.6          5.4

Weighted Average Quality ***                                 AA           AA

(continued on next page)


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                        8/31/98      2/28/99
Tax-Free Income Fund
--------------------------------------------------------------------------------

Price Per Share                                      $    10.03   $     9.94

Dividends Per Share
  For 6 months                                             0.25         0.25
  For 12 months                                            0.51         0.50

Dividend Yield *
  For 6 months                                             5.15%        5.13%
  For 12 months                                            5.31         5.19

30-Day Standardized Yield                                  4.35         4.11

Weighted Average Maturity (years)                          17.1         16.1

Weighted Average Effective Duration (years)                 7.6          7.3

Weighted Average Quality ***                                AA-          AA-


Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Price Per Share                                      $    12.72   $    12.53

Dividends Per Share
  For 6 months                                             0.34         0.33
  For 12 months                                            0.68         0.66

Dividend Yield *
  For 6 months                                             5.38%        5.34%
  For 12 months                                            5.55         5.45

30-Day Standardized Yield                                  4.59         4.46

Weighted Average Maturity (years)                          19.4         19.3

Weighted Average Effective Duration (years)                 7.3          7.6

Weighted Average Quality ***                                 A-           A-

  * Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.
 ** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.
***  Based on T. Rowe Price research.
  !  Dividends for the period 11/1/98 to 2/28/99.


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

As of 2/28/99

                  Lipper
                  Tax-Exempt
                  Money Market                       Tax-Exempt
                  Funds Average                      Money Fund

2/28/89           10,000                             10,000
2/90              10,591                             10,587
2/91              11,162                             11,139
2/92              11,598                             11,550
2/93              11,878                             11,823
2/94              12,105                             12,065
2/95              12,414                             12,383
2/96              12,828                             12,802
2/97              13,204                             13,193
2/98              13,613                             13,620
2/99              13,999                             14,024


TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------

As of 2/28/99

                                     Lipper Short-           Tax-Free
                  Lehman             Intermediate            Short-
                  3-Year Go          Municipal Debt          Intermediate
                  Bond Index         Funds Average           Fund

2/28/89           10,000             10,000                  10,000
2/90              10,806             10,750                  10,736
2/91              11,710             11,572                  11,494
2/92              12,665             12,459                  12,291
2/93              13,764             13,548                  13,214
2/94              14,243             14,043                  13,675
2/95              14,616             14,360                  14,073
2/96              15,793             15,376                  15,040
2/97              16,520             16,010                  15,645
2/98              17,403             16,839                  16,470
2/99              18,322             17,626                  17,277


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

As of 2/28/99

                                    Lipper
                  Lehman            Intermediate
                  7-Year            Municipal              Tax-Free
                  Municipal         Debt Funds             Intermediate
                  Bond Index        Average                Bond Fund

11/30/92          10,000            10,000                 10,000
2/93              10,542            10,537                 10,681
2/94              11,008            11,034                 11,267
2/95              11,277            11,250                 11,566
2/96              12,434            12,276                 12,672
2/97              13,050            12,824                 13,204
2/98              14,043            13,778                 14,168
2/99              14,880            14,500                 14,929


TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

As of 2/28/99

                                    Lipper
                  Lehman            General
                  Municipal         Municipal              Tax-Free
                  Bond              Debt Funds             Income
                  Index             Average                Fund

2/28/89           10,000            10,000                 10,000
2/90              11,026            10,888                 10,815
2/91              12,042            11,781                 11,724
2/92              13,245            12,984                 12,916
2/93              15,068            14,845                 14,838
2/94              15,902            15,654                 15,654
2/95              16,202            15,791                 15,951
2/96              17,991            17,387                 17,595
2/97              18,982            18,217                 18,441
2/98              20,717            19,932                 21,070
2/99              21,991            20,950                 21,275


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

As of 2/28/99

                                     Lipper
                  Lehman             High Yield
                  Revenue            Municipal             Tax-Free
                  Bond               Debt Funds            High Yield
                  Index              Average               Fund

2/28/89           10,000             10,000                10,000
2/90              11,076             10,865                10,954
2/91              12,095             11,479                11,823
2/92              13,397             12,669                13,072
2/93              15,345             14,205                14,895
2/94              16,306             15,145                16,010
2/95              16,557             15,372                16,212
2/96              18,434             16,977                17,935
2/97              19,522             17,935                19,051
2/98              21,424             19,799                21,036
2/99              22,707             20,704                22,046


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                             Since   Inception
Periods Ended 2/28/99       1 Year   5 Years   10 Years  Inception        Date
--------------------------------------------------------------------------------

Tax-Exempt Money             2.97%     3.05%      3.44%         -       4/8/81

Tax-Exempt Money PLUS           -         -          -       0.74%     11/1/98

Tax-Free
  Short-Intermediate         4.90      4.79       5.62          -     12/23/83

Tax-Free
  Intermediate Bond          5.37      5.79          -       6.63     11/30/92

Tax-Free Income              5.48      6.33       7.84          -     10/26/76

Tax-Free High Yield          4.80      6.61       8.23          -       3/1/85

Investment returns represent past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. Investments in the Money Fund and PLUS Class shares are not insured or guaranteed by the FDIC or any other government agency. Although they seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund and PLUS Class shares.


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Annual Meeting Results

The Tax-Free Intermediate Bond Fund held an annual meeting on October 15, 1998, to elect directors of the fund, to amend the fund's investment objectives, and to ratify the Board of Directors' selection of PricewaterhouseCoopers LLP as the fund's independent accountants.

The results of voting were as follows (by number of shares):

For nominees to the Board of
Directors for the Tax-Free
Intermediate Bond Fund:

Calvin W. Burnett
         In favor:             6,264,176.601
         Withheld:               107,241.379

Anthony W. Deering
         In favor:             6,282,061.082
         Withheld:                89,356.898

F. Pierce Linaweaver
         In favor:             6,269,403.700
         Withheld:               102,014.280

William T. Reynolds
         In favor:             6,282,440.529
         Withheld:                88,977.451

James S. Riepe
         In favor:             6,280,032.546
         Withheld:                91,385.434

John G. Schreiber
         In favor:             6,280,776.004
         Withheld:                90,641.976

M. David Testa
         In favor:             6,282,440.529
         Withheld:                88,977.451


For PricewaterhouseCoopers LLP
as independent accountants:

         In favor:             6,209,652.143
         Withheld:                63,094.092
         Abstained:               98,671.745


Amendment for investment objec-
tives to remove the requirement
that total assets be invested
primarily in insured bonds:

         In favor:             4,892,656.486
         Against:                851,482.266
         Abstained:              434,617.228
         Broker Non-Votes:       192,662.000


T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services And Information

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     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

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     T. Rowe Price Report Quarterly investment newsletter discussing markets and
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For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(registered trademark):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
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or obtain information, call:
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T. Rowe Price Associates
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This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Tax-Free Funds.

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T. Rowe Price Investment Services, Inc., Distributor.         C03-050  2/28/99